GOODWILL - Cash-generating units - General information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 COP ($)
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 11 years.
Impairment	$ 5,880
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years
Top of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	11 years
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	11-years projection
Explanation of period over which management has projected cash flows, period	11 years
Recoverable amount of asset or cash-generating unit	$ 11,514,603
Exceeds the book value of cash generating-unit	$ 7,734,572
Growth rate used to extrapolate cash flow projections	3.00%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 13,637,155
Book value of cash-generating unit	$ 3,780,031
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 14,631,671
Exceeds the book value of cash generating-unit	$ 7,652,115
Growth rate used to extrapolate cash flow projections	5.90%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 13,317,581
Book value of cash-generating unit	$ 6,979,556
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 3,153,850
Exceeds the book value of cash generating-unit	$ 375,722
Growth rate used to extrapolate cash flow projections	5.80%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 2,867,575
Book value of cash-generating unit	$ 2,778,128
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 17,625,648
Exceeds the book value of cash generating-unit	$ 7,622,954
Growth rate used to extrapolate cash flow projections	5.80%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 15,973,992
Book value of cash-generating unit	$ 10,002,694